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                       METLIFE INVESTORS INSURANCE COMPANY
                       -----------------------------------
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                    -----------------------------------------
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                NAVIGATOR-SELECT
                                  CUSTOM-SELECT

                       SUPPLEMENT DATED AUGUST 24, 2010 TO
      PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED), NOVEMBER 9, 2006
                       (AS SUPPLEMENTED), AND MAY 1, 2002
                                (AS SUPPLEMENTED)

This supplement revises information contained in the prospectuses for the variable annuity contracts listed above issued by MetLife Investors Insurance Company and First MetLife Investors Insurance Company.

Effective on or about September 24, 2010, the assets of Putnam VT Vista Fund will be transferred to Putnam VT Multi-Cap Growth Fund in exchange for shares of beneficial interest of the Putnam VT Multi-Cap Growth Fund (formerly known as Putnam VT New Opportunities Fund). The Putnam VT Vista Fund will be liquidated and shares of beneficial interest of the Putnam VT Multi-Cap Growth Fund with the same aggregate net asset value as their shares of beneficial interest of the Putnam VT Vista Fund will be distributed on a tax-free basis to the shareholders of the Putnam VT Vista Fund.

Prior to the merger, you may transfer account value out of the Putnam VT Vista Fund to any other investment portfolio available under your contract without fees and charges. Transfers out of the Putnam VT Vista Fund will not count towards any maximum number of allowable transfers, if applicable.

Any elections existing contract owners have on file for the Putnam VT Vista Fund for the allocation of purchase payments or account value will be redirected to the Putnam VT Multi-Cap Growth Fund. References in the Prospectus and Statement of Additional Information to the Putnam VT Vista Fund are deemed to refer to the Putnam VT Multi-Cap Growth Fund.

The following table presents the Putnam VT Multi-Cap Growth Fund's management fee, distribution and/or service (12b-1) fees, and other expenses.

                                                                            CONTRACTUAL
                             DISTRIBUTION             ACQUIRED    TOTAL      FEE WAIVER   NET TOTAL
                                AND/OR               FUND FEES    ANNUAL       AND/OR       ANNUAL
INVESTMENT       MANAGEMENT     SERVICE      OTHER      AND     OPERATING     EXPENSE     OPERATING
PORTFOLIO            FEE     (12B-1) FEES  EXPENSES  EXPENSES    EXPENSES  REIMBURSEMENT   EXPENSES
---------------  ----------  ------------  --------  ---------  ---------  -------------  ---------
PUTNAM VARIABLE     0.56%          --        0.17%       --       0.73%          --         0.73%*
TRUST - Putnam
VT Multi-Cap
Growth Fund -
Class IA

* Net Total Annual Operating Expenses reflect projected expenses under a new management contract effective January 1, 2010 and changes to the Fund's investor servicing contract.

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The following table presents the Putnam VT Multi-Cap Growth Fund's investment objective and investment adviser.

INVESTMENT PORTFOLIO         INVESTMENT OBJECTIVE      INVESTMENT ADVISER
--------------------------   -----------------------   ------------------
PUTNAM VARIABLE TRUST
Putnam VT Multi-Cap Growth   Seeks long-term capital   Putnam Investment
Fund - Class IA              appreciation.             Management, LLC

PLEASE BE ADVISED THAT OUR FORMS AND COMMUNICATIONS WITH YOU, INCLUDING CONFIRMATION STATEMENTS, MAY TEMPORARILY CONTINUE TO REFER TO THE PUTNAM VT VISTA FUND UNTIL WE ARE ABLE TO REVISE SUCH DOCUMENTS.

MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS. CURRENT PROSPECTUSES FOR THE FUNDS CAN BE OBTAINED BY CALLING 1-800-343-8496.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                        SUPP-NavSel/CustSel 0810